Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity [Abstract]
Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of income and comprehensive income, which are prepared before eliminating the inter-company balances and transactions between the VIEs, the subsidiaries of the VIEs and the Company and its subsidiaries, are as follows:

	As of	As of
	December 31,	December 31,
	2024	2023
	USD	USD
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$287,434	2,445,865
Accounts receivable, net	2,778,584	28,997,596
Prepayments	10,210,988	13,999,898
Other receivables	157,190	130,349
Loans receivable	988,486	-
Amount due from related parties	-	189,222
Total current assets	14,422,682	45,762,930

NON-CURRENT ASSET
Investments in equity method investees	501,149	-
Property and equipment, net	194,275	659,569
Deferred tax assets	100,610	88,672
Deposits	455,292	660,239
Total non-current asset	1,251,326	1,408,480
Total assets	$15,674,008	$47,171,410

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term bank borrowings	$2,358,455	$1,830,400
Accounts and notes payable	1,147,425	13,673,612
Other payables and accrued liabilities	3,484,741	6,829,338
Amount due to related parties	2,850,885	4,849,607
Tax payable	1,200,768	1,229,697
Current portion of capital lease and financing obligations	-	13,054,470
Current maturities of long-term bank borrowings	210,391	-
Total current liabilities	11,252,665	41,467,124

NON-CURRENT LIABILITIES
	-	-
Total non-current liabilities	-	-

Total liabilities	11,252,665	41,467,124

SHAREHOLDERS’ EQUITY
Ordinary shares	-	-
Additional paid-in capital	1,548,100	1,591,040
Statutory reserves	411,491	448,003
Retained earnings	2,701,531	3,719,832
Accumulated other comprehensive (loss) income	(239,779)	(54,589)
Total shareholders’ equity	4,421,343	5,704,286
Total liabilities and shareholders’ equity	$15,674,008	$47,171,410
	For the Years Ended December 31,
	2024	2023
Revenues	$39,530,994	$64,376,185
Net (loss) income	$(1,003,065)	$985,311

	For the Years Ended December 31,
	2024	2023
Net cash flows from operating activities	$(10,751,414)	$-
Net cash flows from investing activities	$(501,149)	$2,445,865
Net cash flows from financing activities	$9,595,384	$45,762,929